Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Balance Sheets [Abstract]
Common stock subject to possible redemption, shares	4,257,425
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	6,000,000	6,000,000
Common Stock, shares outstanding	6,000,000	6,000,000